PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended		60 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Development costs capitalzed	$ 23,060	$ 8,865
Depreciation, right-of-use assets	12,269	10,740
Florence copper project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized stripping costs	287,524	59,178
Development costs capitalzed	23,060	8,865
Gibraltar mining property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation on non-cash additions of mining assets	$ 5,784	$ 10,835
Yellowhead [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Development costs capitalzed			$ 9,537